AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2011

REGISTRATION NO. 333-169852

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒  Post-Effective Amendment No. 2

SEI ASSET ALLOCATION TRUST

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip code)

610-676-1000

(Registrant’s Telephone Number, including Area Code)

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esq.

Morgan Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of SEI Asset Allocation Trust (File No. 333-169852) is being made for the sole purpose of adding final tax opinions as Exhibit (12) to Part C of the Registration Statement.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated herein by reference to the Registrant’s Prospectus/Proxy Statement included in Registrant’s Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) electronically filed with the SEC on November 30, 2010 (SEC Accession No. 0001104659-10-060519) and in definitive materials electronically filed with the SEC on December 2, 2010 pursuant to Rule 497(c) under the Securities Act of 1933, as amended (SEC Accession No. 0001104659-10-060923).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in Registrant’s Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) electronically filed with the SEC on November 30, 2010 (SEC Accession No. 0001104659-10-060519) and in definitive materials electronically filed with the SEC on December 2, 2010 pursuant to Rule 497(c) under the Securities Act of 1933, as amended (SEC Accession No. 0001104659-10-060923).

PART C: OTHER INFORMATION

Item 15.	lndemnification:

See Article VIII of the Registrant’s Agreement and Declaration of Trust, which is Exhibit 1 to this Registration Statement and is incorporated herein by reference as indicated below.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.	Exhibits:

(1)	Articles of Incorporation

Agreement and Declaration of Trust of the Registrant, dated October 20, 1995, is herein incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed with the SEC on December 1, 1995;

(2)	By-Laws

Amended By-Laws of the Registrant, dated September 14, 2010, are incorporated herein by reference to Exhibit (2) of the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) filed with the SEC on October 8, 2010;

(3)	Voting Trust Agreements	Not applicable;

(4)	Reorganization Agreement

Forms of Agreement and Plan of Reorganization are herein incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) filed with the SEC on November 30, 2010;

(5)	Instruments Defining Rights of Security Holders

See Article III and Article V of the Registrant’s Agreement and Declaration of Trust, which is herein incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) filed with the SEC on November 30, 2010;

(6)(a)(1)Investment Advisory Contracts

Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation is herein incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed on March 1, 1996;

(6)(a)(2)

Schedule B to the Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation, dated September 17, 2003, is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 12 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on November 12, 2003;

(7)(a)(1)Underwriting Contracts

Amended and Restated Distribution Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2003;

(7)(a)(2)

Schedule A to the Distribution Agreement, dated December 5, 2005, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 16 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(8)	Bonus or Profit Sharing Contracts	Not applicable;

(9)(a)(1)Custodian Agreements

Custodian Agreement between the Registrant and Wachovia Bank, N.A., dated September 17, 2004, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 14 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on June 1, 2005;

(9)(a)(2)

Amendment and Assignment of Custodian Agreement between the Registrant and U.S. Bank, N.A., dated August 16, 2006, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 17 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on June 1, 2007;

(10)(a)(1)Rule 12b-1 Plan

Distribution and Service Plan, Class D Shares, is herein incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed March 1, 1996;

(10)(a)(2)

Amended Schedule A to Class D Distribution and Service Plan, dated September 14, 2010, is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 24 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on November 16, 2010;

(10)(a)(3)

Amended Schedule B to Class D Distribution and Service Plan, amended June 17, 2004, is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2004;

(10)(b) Multiple Class Plan

Amended and Restated Rule 18f-3 Multiple Class Plan, dated September 14, 2010, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 24 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on November 16, 2010;

(11)	Legal Opinion

Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is incorporated herein by reference to Exhibit (11) of the Registrant’s Registration Statement on

Form N-14 (File No. 333-169852) filed with the SEC on October 8, 2010;

(12)	Tax Opinion	Opinions and Consents of Morgan, Lewis & Bockius LLP regarding certain tax matters are filed herewith;

(13)	Other Material Contracts	Not applicable;

(14)(a)(1) Other Opinions and Consents		Consents of KPMG LLP are incorporated herein by reference to Exhibit (14)(a)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) filed with the SEC on October 8, 2010;

(14)(a)(2)

Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (14)(a)(2) of the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) filed with the SEC on October 8, 2010;

(15)	Omitted Financial Statements	Not applicable;

(16)	Powers of Attorney

Powers of Attorney for William M. Doran, James M. Williams, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Nina Lesavoy, Hubert L. Harris, Jr. and Mitchell A. Johnson are incorporated herein by reference to Exhibit (16) of the Registrant’s Registration Statement on Form N-14 (File No. 333-169852) filed with the SEC on October 8, 2010;

(17)(a)(1) Code of Ethics

The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on May 27, 2010;

(17)(a)(2)

The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2008;

(17)(a)(3)

The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2008;

(17)(a)(4)

The Code of Ethics for SEI Asset Allocation Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 16 of Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(17)(b)(1) Additional Materials		Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 13 of the Registrant’s

Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2004;

(17)(b)(2)

Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 16 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(17)(b)(3)

Class I Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 9 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2002;

(17)(b)(4)

Class D Shareholder Service Plan and Agreement, dated April 1, 1996, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 16 of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006;

(17)(b)(5)

Prospectuses dated July 31, 2010 with respect to the Class A Shares, Class D Shares and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund are herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 5, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(6)

Supplement dated August 13, 2010 to the Prospectuses dated July 31, 2010 with respect to the Class A Shares, Class D Shares and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund is herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 13, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(7)

Supplements dated November 15, 2010 to the Prospectuses dated July 31, 2010 with respect to the Class A Shares and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund are herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on November 15, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(8)

Prospectuses dated July 31, 2010 with respect to the Class A Shares and Class I Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund are herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 5, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(9)

Supplement dated November 15, 2010 to the Prospectus dated July 31, 2010 with respect to the Class A Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund is herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on November 15, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(10)

Prospectus dated November 16, 2010 with respect to the Class D Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund is herein incorporated by reference to Part A of Post-Effective Amendment No. 24 of the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on November 16, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended;

(17)(b)(11)

Statement of Additional Information dated July 31, 2010 with respect to the Class A, Class D and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund and the Class A and Class I Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund is herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 5, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(12)

Supplement dated August 13, 2010 to the Statement of Additional Information dated July 31, 2010 with respect to the Class A, Class D and Class I Shares of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund and the Class A and Class I Shares of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund is herein incorporated by reference to definitive materials to the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on August 13, 2010 pursuant to Rule 497 under the Securities Act of 1933, as amended;

(17)(b)(13)	Statement of Additional Information dated November 16, 2010 with respect to the Class D Shares of the Conservative Strategy Fund,

Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund is herein incorporated by reference to Part B of Post-Effective Amendment No. 24 of the Registrant’s Registration Statement on Form N-1A electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on November 16, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended;

(17)(b)(14)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Moderate Growth Fund, Diversified Market Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund included in the Funds’ Annual Report to Shareholders for the period ended March 31, 2010 is herein incorporated by reference to the Registrant’s Annual Report on Form N-CSR electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on June 7, 2010;

(17)(b)(15)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Conservative Strategy Fund, Moderate Strategy Fund, Market Growth Strategy Fund and Aggressive Strategy Fund included in the Funds’ Annual Report to Shareholders for the period ended March 31, 2010 is herein incorporated by reference to the Registrant’s Annual Report on Form N-CSR electronically filed with the SEC by the Registrant (File Nos. 033-64875 and 811-07445) on June 7, 2010.

Item 17.	Undertakings:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 4th day of April, 2011.

SEI ASSET ALLOCATION TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	April 4, 2011
Rosemarie B. Greco

	*	Trustee	April 4, 2011
William M. Doran

	*	Trustee	April 4, 2011
George J. Sullivan, Jr.

	*	Trustee	April 4, 2011
Nina Lesavoy

	*	Trustee	April 4, 2011
James M. Williams

	*	Trustee	April 4, 2011
Mitchell A. Johnson

	*	Trustee	April 4, 2011
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	Trustee, President & Chief	April 4, 2011
	Robert A. Nesher	Executive Officer

	/s/ Peter Rodriguez	Controller & Chief	April 4, 2011
	Peter Rodriguez	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-99.B(12)	Opinions and Consents of Morgan, Lewis & Bockius LLP regarding certain tax matters are filed herewith.